Intangible Assets, Net (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	May 31, 2023	Apr. 02, 2023	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Amortization expenses			$ 73	$ 108
Proteus sold amount		$ 723
Paid monthly installment		$ 138
Products consideration paid at signing	$ 38